SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Other Intangible Assets
Goodwill impairment	$ 0.0	$ 0.0
Impairment of finite-lived intangible assets	$ 0.0	$ 0.0
Minimum
Goodwill and Other Intangible Assets
Estimated Useful Life	5 years
Maximum
Goodwill and Other Intangible Assets
Estimated Useful Life	10 years